EQUITY (Tables)	6 Months Ended
Jun. 30, 2024
Equity [abstract]
Schedule of Distributions Made to each Class of Partnership Units
Distributions made to each class of partnership units, including units of subsidiaries that were exchangeable into LP Units, are as follows:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions, except per unit information)	2024	2023	2024	2023
Limited Partners	$113	$112	$226	$217
Holders of:
REUs	200	199	400	384
Special LP Units	2	1	4	3
FV LTIP Units	—	—	—	1
Total	$315	$312	$630	$605
Per unit(1)	$0.335	$0.350	$0.680	$0.700
(1)Per unit outstanding on the distribution record date